MICHAEL A. RAMIREZ

Counsel

Law Department

Phone: 402-574-3128

Michael.Ramirez@pacificlife.com

August 16, 2022

Ms. Yoon Choo

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                           Registration Statement for Pacific Choice 2 Individual Flexible Premium Deferred Variable Annuity Contract (File No. 333-261004) funded by Separate Account A (File No. 811-09203) of Pacific Life & Annuity Company

Ms. Choo:

On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 2 to the above referenced Registration Statement on Form N-4. The enclosed relates to a variable annuity contract, designated as Pacific Choice 2, which is funded by the Separate Account.

The primary purpose of this filing is to incorporate Staff comments, remove CoreIncome Advantage Select (Single and Joint) and Protected Investment Benefit (10-Year Option) riders, and add the Investment Guard (5-Year, 7-Year, and 10-Year Options) rider.

If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.

Sincerely,

/s/ Michael A. Ramirez

Michael A. Ramirez